Inventories (Details) - Schedule of inventories - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventories (Details) - Schedule of inventories [Line Items]
Inventories, net	R$ (68)	R$ (37)
Total	6,467	4,380
Stores [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Inventories, net	5,914	3,955
Distribution centers [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Inventories, net	1,139	878
Commercial agreements [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Inventories, net	R$ (518)	R$ (416)